23. Condensed Financial Information (Parent Company Only) (Details 2) - USD ($)	3 Months Ended								12 Months Ended
	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2019	Dec. 31, 2018
Cash Flows from Operating Activities
Net income	$ 2,371,300	$ 2,261,943	$ 2,419,298	$ 1,771,905	$ 2,142,603	$ 2,269,732	$ 2,002,654	$ 1,982,543	$ 8,824,446	$ 8,397,532
Adjustments to reconcile net income to net cash provided by operating activities
Net cash provided by operating activities									11,246,656	10,166,779
Cash Flows from Financing Activities
Redemption of preferred stock									500,000	500,000
Dividends paid on preferred stock									(87,500)	(103,125)
Dividends paid on common stock									(2,837,058)	(2,672,985)
Net cash used in financing activities									6,381,604	44,664,132
Net (decrease) increase in cash									(19,372,603)	25,281,314
Cash Paid for Interest									6,116,917	4,472,564
Dividends paid:
Dividends declared									3,951,279	3,799,864
Increase in dividends payable attributable to dividends declared									(16,987)	(80,078)
Dividends reinvested									1,097,234	1,046,801
Parent Company [Member]
Cash Flows from Operating Activities
Net income									8,824,446	8,397,532
Adjustments to reconcile net income to net cash provided by operating activities
Equity in undistributed net income of subsidiary									(5,369,994)	(5,040,174)
(Increase) decrease in income taxes receivable									(5,827)	82,980
Net cash provided by operating activities									3,448,625	3,440,338
Cash Flows from Financing Activities
Redemption of preferred stock									(500,000)	(500,000)
Dividends paid on preferred stock									(87,500)	(103,125)
Dividends paid on common stock									(2,837,058)	(2,672,985)
Net cash used in financing activities									(3,424,558)	(3,276,110)
Net (decrease) increase in cash									24,067	164,228
Cash Beginning				$ 720,620				$ 556,392	720,620	556,392
Cash Ending	$ 744,687				$ 720,620				744,687	720,620
Cash Received for Income Taxes									207,244	290,224
Cash Paid for Interest									694,573	650,361
Dividends paid:
Dividends declared									3,951,279	3,799,864
Increase in dividends payable attributable to dividends declared									(16,987)	(80,078)
Dividends reinvested									(1,097,234)	(1,046,801)
Total common shares dividends paid									$ 2,837,058	$ 2,672,985